                                   PART A

                GROUP FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

                                 issued by

                     METLIFE INVESTORS USA SEPARATE ACCOUNT A

                                       and

                     METLIFE INVESTORS USA INSURANCE COMPANY
     ----------------------------------------------------------------------

This Prospectus gives you important information about the group flexible payment fixed and variable annuity contracts issued by MetLife Investors USA
Separate Account A (the "Separate Account") by MetLife Investors USA
Insurance Company ("MetLife Investors USA) (the "Contracts"). Please read it carefully before you invest and keep it for future reference. The Contracts provide annuity benefits through distributions made from certain retirement plans that qualify for special Federal income tax treatment ("qualified plans").

You decide how to allocate your money among the available investment choices. You may choose to allocate your payments to the General Account, which is a fixed account (not described in this Prospectus) that offers an interest rate guaranteed by MetLife Investors USA Insurance Company, or to the Separate Account. The Separate Account, in turn, invests in the following underlying mutual funds:

         ALGER AMERICAN FUND (Class 0)

               Small Capitalization Portfolio

         AMERICAN FUNDS INSURANCE SERIES(R) (Class 2)

               Growth Fund
               Growth-Income Fund
               Global Small Capitalization Fund

         FIDELITY VARIABLE INSURANCE PRODUCTS (Initial Class)

               VIP Asset Manager Portfolio
               VIP Contrafund Portfolio
               VIP Growth Portfolio
               VIP Money Market Portfolio
               VIP Overseas Portfolio*

         MET INVESTORS SERIES TRUST (Class A)

               Met/AIM Small Cap Growth Portfolio
               J.P. Morgan Quality Bond Portfolio
               Lord Abbett Bond Debenture Portfolio
               Lord Abbett Growth and Income Portfolio
               PIMCO Innovation Portfolio
               PIMCO Total Return Portfolio
               Third Avenue Small Cap Value Portfolio

         METROPOLITAN SERIES FUND, INC. (Class A)

                Alger Equity Growth Portfolio
                Davis Venture Value Portfolio
                FI Mid Cap Opportunities Portfolio
                Harris Oakmark Focused Value Portfolio
                Harris Oakmark Large Cap Value Portfolio
                Lehman Brothers Aggregate Bond Index Portfolio
                MetLife Mid Cap Stock Index Portfolio
                MetLife Stock Index Portfolio
                MFS(r) Total Return Portfolio
                Morgan Stanley EAFE Index Portfolio
                Russell 2000 Index Portfolio
                State Street Research Aurora Portfolio
                State Street Research Bond Income Portfolio
                State Street Research Large Cap Value Portfolio

         SCUDDER VARIABLE LIFE INVESTMENT FUND (Class A)

               International Portfolio

         T. ROWE PRICE GROWTH STOCK FUND*

            *AT THIS TIME, FIDELITY VIP OVERSEAS PORTFOLIO AND T. ROWE PRICE
             GROWTH STOCK FUND ARE NOT AVAILABLE FOR USE WITH CONTRACTS PURCHASED IN CONNECTION WITH 403(B) PLANS.

You can choose any combination of these investment choices. Your Participant's Account will vary daily to reflect the investment experience of the funding options selected. These mutual funds are described in detail in the fund prospectuses that are attached to or delivered with this Prospectus. Please read these prospectuses carefully before you invest.

The contracts:

o        are not bank deposits
o        are not FDIC insured
o        are not insured by any federal government agency
o        are not guaranteed by any bank or credit union
o        may be subject to loss of principal

If you would like more information about the Contracts, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2003. The SAI is legally considered a part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page ____ of the Prospectus. To request a free copy of the SAI or to ask questions, write or call:

                     MetLife Investors USA Insurance Company
                            22 Corporate Plaza Drive
                          Newport Beach, CA 92660-7901
                              Phone: (800) 343-8496

The Securities and Exchange Commission ("SEC") has a website
(http://www.sec.gov) which you may visit to view this Prospectus, the SAI, or additional material that also is legally considered a part of this Prospectus, as well as other information.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

Glossary
Summary of the Contracts
Fee Tables and Examples
Financial and Performance Information
Description of The Insurance Company,
The General Account, The Separate Account, The Funds and
Service Providers
        The Insurance Company
        The General Account
        The Separate Account
        The Funds
        Principal Underwriter
        Servicing Agent
        Custodian
Contract Charges
        Premium Taxes
        Surrender Charge
        Administrative Fees
        Transaction Charges
        Mortality and Expense Risk Charges
        Distribution Expense Charge (Sales Load)
        Federal, State and Local Taxes
        Free Look Period
        Deferred Compensation Plans
Description of the Contracts
        General
        Assignment
        Purchase Payments
        Transfers
        Loans (403(b) Plans only)
        Modification of the Contracts
Accumulation Period
        Crediting Accumulation Units in the Separate Account
        Surrender from the Separate Account
        Account Statements
Annuity Benefits
        Variable Annuity Payments
        Election of Annuity Date and Form of Annuity
        Frequency of Payment
        Level Payments Varying Annually
        Annuity Unit Values
Death Benefits
        Death Before the Annuity Date
        Death After the Annuity Date
Federal Tax Considerations
Voting Rights
Legal Proceedings
Additional Information
Table of Contents of Statement of Additional Information

APPENDIX A
        Condensed Financial Information

APPENDIX B
        Participating Investment Portfolios

MetLife Investors USA does not intend to offer the Contracts anywhere or to anyone to whom they may not lawfully be offered or sold. MetLife Investors USA has not authorized any information or representations about the Contracts other than the information in this Prospectus, the attached prospectuses, or supplements to the prospectuses or any supplemental sales material MetLife Investors USA authorizes.

                                    GLOSSARY

These terms have the following meanings when used in this Prospectus:

ACCUMULATION UNIT - A measuring unit used to determine the value of your interest in a Separate Account Series under a Contract at any time before Annuity payments commence.

ANNUITANT - The person on whose life Annuity payments under a Contract are based.

ANNUITY - A series of income payments made to an Annuitant for a defined period of time.

ANNUITIZATION or ANNUITY DATE - The date on which Annuity payments begin.

ANNUITY UNIT - A measuring unit used to determine the amount of Variable Annuity payments based on a Separate Account Series under a Contract after such payments have commenced.

ASSUMED INVESTMENT RETURN - The investment rate selected by the Annuitant for use in determining the Variable Annuity payments.

BENEFICIARY - The person who has the right to a Death Benefit upon your death.

BUSINESS DAY - Each Monday through Friday except for days the New York Stock Exchange is not open for trading.

CERTIFICATE - The form you are given which describes your rights under the Contract. No Certificates are issued for certain deferred compensation or qualified retirement plans.

CERTIFICATE DATE - The date you are issued a Certificate. If you are not issued a Certificate, this is the date when your Account is established.

CERTIFICATE YEAR - The 12 month period that begins on your Certificate Date and on each anniversary of this date.

CONTRACT - The agreement between the Owner and MetLife Investors USA covering your rights.

FIXED ANNUITY - An Annuity providing guaranteed level payments. These payments are not based upon the investment experience of the Separate Account.

FREE LOOK PERIOD - The 20-day period when you first receive your Contract. During this time period, you may cancel your Contract for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Contract Value in some states).

FREE WITHDRAWAL AMOUNT - The amount that can be withdrawn in a Contract Year without incurring a surrender charge.

FUND - A diversified, open-end management investment company, or series thereof, registered under the Investment Company Act of 1940 ("1940 Act") which serves as the underlying investment medium for a Series in the Separate Account.

GENERAL ACCOUNT - All assets of MetLife Investors USA other than those in the Separate Account or any of its other segregated asset accounts.

NORMAL ANNUITY DATE- The date on which Annuity payments begin if you do not select another date. It is the later of the Contract anniversary nearest the Annuitant's 75th birthday or the 10th anniversary of the Contract Date.

OWNER - The person who has title to the Contract.

PARTICIPANT - You, the person who makes Purchase Payments, or the person for whom Purchase Payments are made.

PARTICIPANT'S ACCOUNT - The sum of your interest in the Separate Account Series and your interest in the General Account. Your interest in the Separate Account Series is the sum of the values of the Accumulation Units. Your interest in the General Account is the accumulated value of the amounts allocated to the General Account plus credited interest as guaranteed in the Contract, less any prior withdrawals and/or amounts applied to Annuity options.

PLAN - The 403(b) plan, deferred compensation plan, qualified retirement plan, or individual retirement annuity to which the Contract is issued.

PURCHASE PAYMENT - The amounts paid by or for you to MetLife Investors USA in order to provide benefits under the Contract.

SEPARATE ACCOUNT - The segregated asset account entitled "MetLife Investors USA Separate Account A" which has been established by MetLife Investors USA under Delaware law to receive and invest amounts allocated by you and by other contract owners and to provide Variable Annuity benefits under the Contracts. The Separate Account is registered as a unit investment trust under the 1940 Act.

SERIES - The Accumulation Unit values and Annuity Unit values maintained separately for each Fund whose securities are owned by the Separate Account.

SURRENDER CHARGE - A percentage charge which is deducted when you fully or partially surrender. The amount varies depending on how long Purchase Payments have been with MetLife Investors USA.

VALUATION DATE - Any Business Day used by the Separate Account to determine the value of part or all of its assets for purposes of determining Accumulation and Annuity Unit values for the Contract. Accumulation Unit values will be determined each Business Day. There will be one Valuation Date in each calendar week for Annuity Unit values. MetLife Investors USA will establish the Valuation Date at its discretion, but until notice to the contrary is given, that date will be the last Business Day in a week.

VALUATION PERIOD - The period of time from one Valuation Date through the next Valuation Date.

VARIABLE ANNUITY - An Annuity providing payments that will vary annually in accordance with the net investment experience of the applicable Separate Account Series.

                            SUMMARY OF THE CONTRACTS

THE CONTRACTS

The Contracts may be offered to:

      -     Qualified Plans such as:

            - Section 403(b) tax-sheltered annuities; - Section 457 deferred compensation plans; and - Section 401 pension and profit sharing plans.

Note: The dollars in a Qualified Plan are tax deferred. Contracts purchased for use with a Qualified Plan provide no additional tax deferral, and there should be reasons other than tax deferral for purchasing the contract.

THIS PROSPECTUS APPLIES ONLY TO THE VARIABLE PORTION OF THE CONTRACT

[SIDE BAR:     Please see the section "Federal Tax Considerations"
               on page ____ for more information.]

PURCHASE PAYMENTS

Purchase Payments under the Contracts are made to the General Account, the Separate Account, or allocated between them. The minimum Purchase Payment is as little as $20, but there is an annual minimum of $240 (for IRAs, the minimum is $2,000 for an initial Purchase Payment and $500 for each additional payment).

There is no initial sales charge; however, the charges and deductions described under "Contract Charges" on page ___ will be deducted from the Participant's Account.

Amounts allocated to the General Account may be transferred to the Separate Account subject to certain limitations as to time and amount. Unless you have exercised a special option, the minimum transfer is the lesser of $500 or the balance of your Account in the Series.

You can transfer amounts allocated to the Separate Account:

      - between any of the mutual fund investment choices, at any time and as many times as you choose

      - to the General Account at any time before the amount has been applied to a variable annuity option

[SIDE BAR: Please see "Transfers" on page ____ for more information.]

SEPARATE ACCOUNT

Purchase Payments allocated to the Separate Account are invested at net asset value in Accumulation Units in one or more of 32 Series, each of which invests in one of the following 32 Funds:

        Funds                                       Investment Advisers
        ------------------------------------        ------------------------
        ALGER AMERICAN FUND (Class 0)               Fred Alger Management, Inc.

        Small Capitalization Portfolio

        AMERICAN FUNDS INSURANCE SERIES(R)(Class 2) Capital Research and
                                                    Management Company ("CRM")

        American Funds Growth Fund
        American Funds Growth-Income Fund
        American Global Small Capitalization Fund

        FIDELITY VARIABLE INSURANCE                Fidelity Management &
          PRODUCTS (Initial Class)                 Research Co. ("FMR")

        Asset Manager Portfolio
        Contrafund Portfolio
        Growth Portfolio
        Money Market Portfolio
        Overseas Portfolio

        MET INVESTORS SERIES TRUST (Class A)        Met Investors Advisory, LLC
                                                    ("MIA")(1)(2)
        Met/AIM Small Cap Growth Portfolio
        J.P. Morgan Quality Bond Portfolio
        Lord Abbett Bond Debenture Portfolio
        Lord Abbett Growth and Income Portfolio
        PIMCO Innovation Portfolio
        PIMCO Total Return Portfolio
        Third Avenue Small Cap Value Portfolio

         METROPOLITAN SERIES FUND, INC. (Class A)   MetLife Advisers, LLC
                                                    ("MA") (1)(2)

         Alger Equity Growth Portfolio
         Davis Venture Value Portfolio
         FI Mid Cap Opportunities Portfolio
         Harris Oakmark Focused Value Portfolio
         Harris Oakmark Large Cap Value Portfolio
         Lehman Brothers Aggregate Bond Index Portfolio
         MetLife Mid Cap Stock Index Portfolio
         MetLife Stock Index Portfolio
         MFS(r) Total Return Portfolio
         Morgan Stanley EAFE Index Portfolio
         Russell 2000 Index Portfolio
         State Street Research Aurora Portfolio
         State Street Research Bond Income Portfolio
         State Street Research Large Cap Value Portfolio

SCUDDER VARIABLE LIFE INVESTMENT FUND (Class A)     Scudder, Stevens, &
                                                    Clark, Inc.
         International Portfolio

T. ROWE PRICE GROWTH STOCK FUND                     Price Associates, Inc.
____________________

Note 1. These investment advisers have engaged subadvisers to provide investment advice for individual investment portfolios.

Note 2.  MIA and MA are affiliates of MetLife Investors USA.

[SIDE BAR: Please see "The Separate Account" on page ____ and "The Funds" on page ____ for more information.]

CHARGES AND DEDUCTIONS

The following fees and expenses apply to your Contract:

                      Fee or expense                      Amount of fee
                      --------------                      -------------
DAILY DEDUCTIONS

        -      Distribution expenses                      .000274%
                                                          (.10% per year)

        -      Mortality and Expense risks                .003425%
                                                          (1.25% per year)

ANNUAL DEDUCTIONS

There is an Administrative Fee of $21.50 plus $2.50 for each Series in which you invest. MetLife Investors USA will waive these administrative fees for any Certificate Year during which you contribute $2,000 or more to your account or your Participant's Account has a value at the end of the Certificate Year of $10,000 or more. This reduction is permanent for Certificates issued before the termination or reduction of the waiver. (No such termination or reduction of the waiver is contemplated at this time).

TRANSACTION CHARGES

A charge of $10 may be deducted for:

      -     A transfer from any Series;

      - A full or partial surrender (the charge will be no more than 2% of the amount of the surrender); or

      -     Annuitization of all or a part of your Participant's Account.

Effective as of March 8, 1993, the transaction charge for transfers from any Series has been waived.

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

   -  Deducted if you request a full          7% of Purchase Payment and amounts
      or partial withdrawal of                credited to it. This charge
      Purchase Payments from the              applies for 60 months after the
      Separate Account within 60              Purchase Payment is received.
      months after the Purchase Payment
      is made.

However, for 403(b) plans, we will not deduct any percentage surrender charge once nine (9) full years have elapsed since your Certificate Date; and for the first surrender in each year, you may surrender up to 10% of the value of your interest in the Separate Account without a surrender charge. WITHDRAWALS FROM 403(b) PLANS MAY BE RESTRICTED BY THE CODE.

The following expenses may be waived for certain deferred compensation plans:

      -     administrative fees
      -     transaction charges
      -     distribution fees
      -     sales charges on certain surrenders

PREMIUM TAXES

      -     Payable to a state or government                0% - 4.0%
            agency with respect to your Contract.
            It may be deducted on or after the date
            the tax is incurred.
            Currently, MetLife Investors USA deducts these taxes upon annuitization.

[SIDE BAR: Please see "Contract Charges" on page ___ for more information.]

FREE LOOK PERIOD

You may cancel your interest in the Contract within 20 days after you receive your Certificate (or longer depending on state law) for a full refund of all Purchase Payments (or the greater of Purchase Payments or the Participant's Account in some states). Purchase Payments allocated to the Separate Account will be initially allocated to the Money Market Portfolio during the Free Look Period.

[SIDE BAR: Please see "Free Look Period" on page ____ for more information.]

VARIABLE ANNUITY PAYMENTS

You select the Annuity Date, an Annuity payment option and an assumed investment return. You may change any of your selections before your Annuity Date. Your monthly Annuity payments will start on the Annuity Date and will vary from year to year based on a comparison of the assumed investment returns you selected with the actual investment experience of the Series in which the Participant's Account is invested.

If your monthly payments from a particular Series are less than $50, MetLife Investors USA may change the frequency of your payments so that each payment will be at least $50 from that Series.

SURRENDER

You may surrender all or part of your Participant's Account before the Annuity Date. You may not make a partial withdrawal if:

      - it would cause your interest in any Series of the General Account to fall below $200 (unless you are surrendering your entire interest in a Series)

However, if you are withdrawing the entire amount allocated to a Series; these restrictions do not apply.

You may be assessed a surrender charge. In addition, any amounts surrendered will be taxed as ordinary income and may be subject to a penalty tax under the Internal Revenue Code. Certain restrictions apply for qualified contracts.

[SIDE BAR:   Please see "Surrender Charge" on page ___ and "Federal Tax
             Considerations" on page ___ for more information.]

LOANS - 403(b) PLANS ONLY

You may be able to obtain a loan from money you have allocated to the General Account. Loan proceeds may be considered taxable distributions under the Internal Revenue Code in the event of a default in the repayments.

MetLife Investors USA:

--     may terminate loans
--     change the terms under which loans are made

Any action taken by MetLife Investors USA would not affect outstanding loans.

DEATH BENEFIT

You name your Beneficiary(ies). If you die before attaining age 65 and prior to the Annuity Date, the amount of any lump sum settlement will be the greater of:

      -     the total of all Purchase Payments less any partial withdrawals; or
      -     the value of the Participant's Account at settlement.

If the death occurs on or after age 65, the death benefit will be equal to the Participant's Account.

[SIDE BAR: Please see "Death Benefits" on page ____ for more information.]

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.
_________________________________________________________________________
OWNER TRANSACTION EXPENSES TABLE

SURRENDER CHARGE (Note 1)                              7%
   [as a percentage of amounts accumulated
   with respect to a purchase payment,
   including earnings or losses credited
   to the purchase payment)

TRANSACTION CHARGE (Note 2)
   (each surrender and annuitization)                  $10

TRANSFER FEE (Note 3)                                  $10
                                                       per transfer
__________________________________________________________________________

Note 1. Surrender charges decline based on date of purchase payment. (See Expenses - Surrender Charge)

Number of Complete months from
Receipt of Purchase Payment                  % Charge
---------------------------                  --------
         60 months or less                      7
         More than 60 months                    0

Amounts surrendered are attributed to Purchase Payments made (and any accumulation) on a first-in, first-out basis.

Note 2. In the event of a surrender, the charge is the lesser of $10 or 2% of the amount surrendered.

Note 3. This fee applies to each transfer from a Series. We currently waive this charge

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.
___________________________________________________________________________
PERIODIC FEES AND EXPENSES TABLE

ADMINISTRATIVE CHARGE (Note 1)                      $21.50 plus
  (deducted annually)                               $2.50 for each Series

SEPARATE ACCOUNT ANNUAL EXPENSES
     (referred to as Separate Account
     Product Charges) (as a percentage of
     average account value in the
     Separate Account)

Mortality and Expense Charge                         1.25%
Distribution Expense Charge                          0.10%
                                                     -----
Total Separate Account Annual Expenses               1.35%
________________________________________________________________________________

Note 1. The administrative charge is currently waived if you make purchase payments of $2,000 or more in a Certificate Year or if your Series Participant's Account value is $10,000 or more at the end of the Certificate Year.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU
OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND
EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE FUNDS AND IN
THE FOLLOWING TABLES.

Total Annual Fund                         Minimum             Maximum
Operating Expenses                         0.29%               4.42%
(expenses that are deducted from
Fund assets, including
management fees, 12b-1/service fees, and other expenses)

FUND EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of a Fund)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each
Fund.

                                                                Global
                             Small     AMERICAN                 Small    FIDELITY    VIP                            VIP
                    ALGER    Capital-  FUNDS            Growth- Capital- VARIABLE    Asset     VIP        VIP       Money
                    AMERICAN ization   INSURANCE Growth Income  ization  INSURANCE   Manager   Contrafund Growth    Market
                    FUND     Portfolio SERIES(R)  Fund   Fund    Fund     PRODUCTS    Portfolio Portfolio  Portfolio Portfolio
                   (CLASS 0)            (Class                            (INITIAL
                                         2)                                 CLASS)
                    -------- --------- --------- ------ ------- -------- ----------- --------- ---------- --------- ----------
Management Fees                 0.85%             0.38%   0.33%   0.80%                0.53%      0.58%     0.58%      0.20%

12b-1/Service Fees              0.00%             0.25%   0.25%   0.25%                0.00%      0.00%     0.00%      0.00%

Other Expenses                  0.12%             0.02%   0.02%   0.04%                0.10%      0.10%     0.09%      0.09%

Total Annual                    0.97%             0.65%   0.60%   1.09%                0.63%      0.68%     0.67%      0.29%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET FUND EXPENSES AFTER EXPENSE  REIMBURSEMENTS AND/OR WAIVERS

(as a percentage of the average daily net assets of a Fund)

Net Total Annual
  Portfolio Expense                                                                    0.61%      0.64%     0.61%
Voluntary                                                                                x          x         x
Contractual
Termination of Contract

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the Funds have reimbursed and/or waived expenses of the Funds; or (b) contractual arrangements that have been restated
as of May 1, 2003, under which advisers or managers of the Funds have agreed to reimburse and/or waive expenses of the portfolios.
The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminates on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the Funds achieved as a result of directed brokerage arrangements. The
Funds provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated
the information provided is for the year ended December 31, 2002.

continued on next page

FUND EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of a Fund)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each
Fund.

                                                  J.P.      Lord      Lord                             Third
                              MET       Met/AIM   Morgan    Abbett    Abbett                 PIMCO     Avenue
                    VIP       INVESTORS Small Cap Quality   Bond      Growth and PIMCO       Total     Small Cap
                    Overseas  SERIES    Growth    Bond      Debenture Income     Innovation  Return    Value
                    Portfolio TRUST     Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio Portfolio
                             (CLASS A)
                    --------- --------- --------- --------- --------- ---------- ----------- --------- ----------
Management Fees       0.73%               0.90%     0.53%     0.60%     0.58%       0.95%      0.50%     0.75%
---------------       -----               -----     -----     -----     -----       -----      -----     -----

12b-1/Service Fees    0.00%               0.00%     0.00%     0.00%     0.00%       0.00%      0.00%     0.00%

Other Expenses        0.17%               1.20%     0.18%     0.17%     0.09%       0.78%      0.15%     1.32%

Total Annual          0.90%               2.10%     0.71%     0.77%     0.67%       1.73%      0.65%     2.07%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET FUND EXPENSES AFTER EXPENSE REIMBURSEMENTS AND/OR WAIVERS

(as a percentage of the average daily net assets of a Fund)

Net Total Annual
  Portfolio Expense                       1.05%     0.70%     0.75%                 1.10%                1.00%
Voluntary
Contractual                                 x         x         x                     x                    x
Termination of Contract                 4/30/04    4/30/04   4/30/04               4/30/04              4/30/04

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the Funds have reimbursed and/or waived expenses of the Funds; or (b) contractual arrangements that have been restated
as of May 1, 2003, under which advisers or managers of the Funds have agreed to reimburse and/or waive expenses of the portfolios.
The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminate on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the Funds achieved as a result of directed brokerage arrangements. The
Funds provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated
the information provided is for the year ended December 31, 2002.

continued on next page

FUND EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of a Fund)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each
Fund.

                                                                                        Lehman
                                                                   Harris    Harris     Brothers  MetLife
                                 Alger     Davis     FI            Oakmark   Oakmark    Aggregate Mid Cap   MetLife   MFS(R)
                    METROPOLITAN Equity    Venture   Mid Cap       Focused   Large Cap  Bond      Stock     Stock     Total
                    SERIES       Growth    Value     Opportunities Value     Value      Index     Index     Index     Return
                    FUND, INC.   Portfolio Portfolio Portfolio     Portfolio Portfolio  Portfolio Portfolio Portfolio Portfolio
                    (CLASS A)
                    ------------ --------- --------- ------------- --------- ---------- --------- --------- --------- ---------
Management Fees                    0.75%     0.75%       0.80%       0.75%     0.75%       0.25%    0.25%     0.25%     0.50%

12b-1/Service Fees                 0.00%     0.00%       0.00%       0.00%     0.00%       0.00%    0.00%     0.00%     0.00%

Other Expenses                     0.04%     0.05%       3.62%       0.07%     0.08%       0.09%    0.18%     0.06%     0.16%

Total Annual                       0.79%     0.80%       4.42%       0.82%     0.83%       0.34%    0.43%     0.31%     0.66%
Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET FUND EXPENSES AFTER EXPENSE  REIMBURSEMENTS AND/OR WAIVERS

(as a percentage of the average daily net assets of a Fund)

Net Total Annual
  Portfolio Expense                                      1.05%
Voluntary
Contractual                                                x
Termination of Contract                                 4/30/04

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the Funds have reimbursed and/or waived expenses of the Funds; or (b) contractual arrangements that have been restated
as of May 1, 2003, under which advisers or managers of the Funds have agreed to reimburse and/or waive expenses of the portfolios.
The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminate on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the Funds achieved as a result of directed brokerage arrangements. The
Funds provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated
the information provided is for the year ended December 31, 2002.

continued on next page

FUND EXPENSES (SEE NOTE 1 BELOW)
(as a percentage of the average daily net assets of a Fund)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each
Fund.

                                                     State     State
                       Morgan              State     Street    Street    SCUDDER                       T. Rowe
                       Stanley   Russell   Street    Research  Research  VARIABLE                      Price
                       EAFE      2000      Research  Bond      Large Cap LIFE       Inter-   T. ROWE   Growth
                       Index     Index     Aurora    Income    Value     INVESTMENT national  PRICE    Stock
                       Portfolio Portfolio Portfolio Portfolio Portfolio FUND       Portfolio FUND     Fund
                                                                         (CLASS A)
                       --------- --------- --------- --------- --------- ---------- --------- -------- -------
Management Fees          0.30%     0.25%     0.85%     0.40%     0.70%                0.87%             0.57%

12b-1/Service Fees       0.00%     0.00%     0.00%     0.00%     0.00%                0.00%             0.00%

Other Expenses           0.49%     0.24%     0.10%     0.11%     1.63%                0.16%             0.20%

Total Annual             0.79%     0.49%     0.95%     0.51%     2.33%                1.03%             0.77%
  Portfolio Expenses

------------------------------------------------------------------------------------------------------------------------------------
NOTE 1. NET FUND EXPENSES AFTER EXPENSE  REIMBURSEMENTS AND/OR WAIVERS

(as a percentage of the average daily net assets of a Fund)

Net Total Annual
  Portfolio Expense      0.75%                                   0.95%
Voluntary
Contractual                x                                       x
Termination of Contract  4/30/04                                4/30/04

The Net Total Portfolio Expenses in this Note reflect: (a) voluntary arrangements in 2002 under which investment advisers or managers of the Funds have reimbursed and/or waived expenses of the Funds; or (b) contractual arrangements that have been restated
as of May 1, 2003, under which advisers or managers of the Funds have agreed to reimburse and/or waive expenses of the portfolios.
The investment adviser or manager may terminate a voluntary arrangement at any time, and each of the contractual arrangements terminate on the date indicated for "termination of contract" (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that the Funds achieved as a result of directed brokerage arrangements. The
Funds provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated
the information provided is for the year ended December 31, 2002.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE FUNDS (BEFORE REIMBURSEMENT AND/OR WAIVER). ALTHOUGH YOUR ACTUAL
COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR

   (a) $1,292.33   (a) $2,371.00   (a) $3,495.15   (a) $ 5,637.23

   (b) $  914.41   (b) $1,265.85   (b) $1,716.41   (b) $ 2,114.74

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT:

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR

   (a) $   589.62  (a) $1,750.50   (a) $ 2,887.30  (a) $ 5,627.23
   (b) $   182.50  (b) $  564.82   (b) $   971.44  (b) $ 2,104.74

(3) IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:

         TIME            TIME            TIME            TIME
        1 YEAR          3 YEAR          5 YEAR         10 YEAR

   (a) $   599.62  (a) $ 1,760.50  (a) $ 2,897.30   (a) $5,637.23
   (b)  $  192.50  (b) $   574.82  (b) $   981.44   (b) $2,114.74

                      FINANCIAL AND PERFORMANCE INFORMATION

PERFORMANCE INFORMATION

We periodically advertise subaccount performance relating to the various Funds. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges and the Fund expenses. It does not reflect the deduction of any applicable transaction or transfer fee or surrender charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges, account fees, surrender charges and the transaction or transfer expenses.

For periods starting prior to the date the Contract was first offered, the performance will be based on the historical performance of the corresponding Funds for the periods commencing from the date on which the particular Fund was made available through the Separate Account.

In addition, for certain Funds performance may be shown for the period commencing from the inception date of the Fund. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, performance information for funds or investment accounts related to the Funds and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

The SAI contains performance information. Future performance will vary and results shown are not necessarily representative of future results.

[SIDE BAR: All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results. Yields and average annual total returns are determined in accordance with the computation methods required by the Securities and Exchange Commission (the "SEC") in the Form N-4 Registration Statement. These methods are described in detail in the Statement of Additional Information.]

FINANCIAL INFORMATION

Financial Statements of the Separate Account and MetLife Investors USA are contained in the Statement of Additional Information. Please see the first page of this Prospectus for information on how to obtain a copy of the Statement.

DESCRIPTION OF METLIFE INVESTORS USA INSURANCE COMPANY, THE GENERAL ACCOUNT, THE SEPARATE ACCOUNT, THE FUNDS AND SERVICE PROVIDERS

THE INSURANCE COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states except New York and in the District of Columbia. MetLife Investors USA is a wholly-owned subsidiary of MetLife Investors Group, Inc. ("MLIG). We changed our name to MetLife Investors USA Insurance Company on February 12, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. MetLife is a leading provider of insurance and financial products and services to individual and group customers.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

THE GENERAL ACCOUNT

All of the assets of MetLife Investors USA, except for those in the Separate Account and other segregated asset accounts, make up the assets of the General Account. You may allocate amounts to the General Account when you purchase your Contract or you may transfer amounts from the Separate Account at a later date. Amounts allocated to the General Account are credited with interest at an interest rate that is guaranteed by MetLife Investors USA. Instead of you bearing the risk of fluctuations in the value of the assets as is the case for amounts invested in the Separate Account, MetLife Investors USA bears the full investment risk for amounts in the General Account. MetLife Investors USA has sole discretion to invest the assets of the General Account, subject to applicable law. THE GENERAL ACCOUNT PROVISIONS OF THE CONTRACT ARE NOT INTENDED TO BE OFFERED BY THIS PROSPECTUS. Please see the terms of your actual Certificate for more information.

THE SEPARATE ACCOUNT

MetLife Investors USA established the Separate Account on May 29, 1980, in accordance with the Delaware Insurance Code. The purpose of the Separate Account is to hold the variable assets that underlie the Contracts and some other variable annuity contracts that MetLife Investors USA offers. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act.

The assets of the Separate Account are held in MetLife Investors USA's name on behalf of the Separate Account and legally belong to MetLife Investors USA. Although the Separate Account, and each of the Series that make up the Separate Account, are considered as part of MetLife Investors USA's general business, the Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including MetLife Investors USA's creditors. All the income, gains and losses (realized and unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to MetLife Investors USA's other business. Under state law and the terms of the Contract, the assets of the Separate Account will not be responsible for liabilities arising out of MetLife Investors USA's other business. Furthermore, MetLife Investors USA is obligated to pay all money it owes under the Contracts even if that amount exceeds the assets in the Separate Account. However, the amount of these payments is guaranteed only to the extent of the level amount calculated at the beginning of each annuity year.

The Separate Account is divided into a number of investment Series of Accumulation and Annuity Units. Thirty two of these Series are available under the Contracts as investment choices. Each Series invests in the shares of only one of the Funds.

THE FUNDS

The following Funds are available as investment options under the contract. You should read the prospectuses for these funds carefully. Copies of these prospectuses will accompany or precede the delivery of your contract. You can obtain copies of the fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, , P.O. Box 46539, Denver, CO 80201-6539, (800) 238-4536. Certain investment portfolios described in the portfolio prospectuses may not be available with your contract. Appendix B contains a summary of investment objectives for each investment portfolio.

THE ALGER AMERICAN FUND

The Alger American Fund is a mutual fund with multiple portfolios. Alger Management, Inc. is the investment adviser to the fund. The following Class O portfolio is available under the Contract:

THE ALGER AMERICAN FUND

The Alger American Fund is a mutual fund with multiple portfolios. Alger Management, Inc. is the investment adviser to the fund. The following Class O portfolio is available under the Contract?

Alger American Small Capitalization Portfolio

AMERICAN FUNDS INSURANCE SERIES(R)

American Funds Insurance Series(R) is a mutual fund with multiple series, three of which are offered under the contract. Capital Research and Management Company is the investment adviser to each series. The following Class 2 portfolios are available under the Contract:

Growth Fund
Growth Income Fund
Global Small Capitalization Fund

FIDELITY VARIABLE INSURANCE PRODUCTS

Fidelity Variable Insurance Products a mutual fund with multiple portfolios, five of which are offered under the contract. Fidelity Management & Research Company (FMR) is the investment adviser to each of the portfolios. The following Initial Class portfolios are available under the Contract:

VIP Asset Manager Portfolio
VIP Contrafund Portfolio
VIP Growth Portfolio
VIP Money Market Portfolio
VIP Overseas Portfolio

MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory, LLC (Met Investors Advisory), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged subadvisers to provide investment advice for the individual portfolios. The following Class A portfolios are available under the
Contract:

Met/AIM Small Cap Growth Portfolio
J.P. Morgan Quality Bond Portfolio
Lord Abbett Bond Debenture Portfolio
Lord Abbett Growth and Income Portfolio
PIMCO Innovation Portfolio
PIMO Total Return Portfolio
Third Avenue Small Cap Value Portfolio

METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers) is the investment adviser for all of the portfolios. MetLife Advisers is an affiliate of MetLife Investors USA, MetLife Advisers has engaged subadvisers to provide investment advice for the individual portfolios. Effective May 1, 2003, the New England Zenith Fund merged with and into the Metropolitan Series Fund, Inc., and the portfolios of the former fund available under the Contract are reflected below. The following Class A portfolios are available under the Contract:

Alger Equity Growth Portfolio
Davis Venture Value Portfolio
FI Mid-Cap Opportunities Portfolio
Harris Oakmark Focused Value Portfolio
Harris Oakmark Large Cap Value Portfolio
Lehman Brothers Aggregate Bond Index Portfolio
MetLife Mid-Cap Stock Index Portfolio
MetLife Stock Index Portfolio
MFS(r) Total Return Portfolio
Morgan Stanley EAFE Index Portfolio
Russell 2000 Index Portfolio
State Street Research Aurora Portfolio
State Street Research Bond Income Portfolio
State Street Research Large Cap Value Portfolio

SCUDDER VARIABLE SERIES I

The Scudder Variable Series I is a mutual fund with multiple portfolios, one of which is offered under this contract. Deutsche Investment Management America, Inc. ("DeIM") is the investment adviser for the portfolio. The following Class A portfolio is available under the Contract:

INTERNATIONAL PORTFOLIO

T. Rowe Price Funds

The T. Rowe Price Growth Stock Fund is a mutual fund. T. Rowe Price Associates is the investment manager for the fund.

Each Series buys and sells shares of the corresponding Fund. These Funds invest in stocks, bonds and other investments. All dividends declared by the Funds are earned by the Separate Account and reinvested. Therefore, no dividends are distributed to you under the Contract. Instead, dividends generally increase the Accumulation or Annuity Unit Value. You pay no transaction expenses (i.e., front-end or back-end load sales charges) as a result of the Separate Account's purchase or sale of these Fund shares.

The Funds listed above are available only by purchasing annuities and life insurance policies offered by MetLife Investors USA or by other insurance companies and are never sold directly to the public. The shares of each Fund are purchased, without sales charge, for the corresponding Series at the next net asset value per share determined by a Fund after your payment is received by MetLife Investors USA. Fund shares will be redeemed by the Series to the extent necessary for MetLife Investors USA to make annuity or other payments under the Contracts.

An investment adviser of an investment portfolio or affiliates of the adviser may compensate MetLife Investors USA and/or certain of its affiliates for administrative, distribution, or other services relating to the investment portfolios. This compensation is based on assets of the investment portfolio attributable to the contracts and certain other variable insurance products that we and our affiliates issue. Some investment portfolios or their advisers (or other affiliates) may pay us more than others and the amounts paid may be significant.

Each of the Funds is a portfolio or series of an open-end management investment company registered with the SEC under the 1940 Act. Registration does not involve supervision by the SEC of the investment or investment policies of the Funds. There can be no guarantee that a Fund will meet its investment objectives.

The Funds are available to other registered separate accounts offering variable annuity and variable life products in addition to MetLife Investors USA's Separate Account. In the future, a conflict may develop between one or more separate accounts invested in the same Fund. The conflict could develop due to change in the law affecting variable annuity products or from differences in voting instructions of owners of the different separate accounts. MetLife Investors USA monitors the Series for this type of conflict and will remedy the situation if such a conflict develops. This may include the withdrawal of amounts invested in the Funds by you and other Participants and Contract Owners.

[SIDE BAR: While the Series and their comparably named Funds may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these are not those mutual funds. The Funds most likely will not have the same performance experience as any publicly available mutual fund.]

                           SUBSTITUTION OF FUND SHARES

MetLife Investors USA may substitute shares of another fund for fund shares directly purchased and apply future Purchase Payments under the Contracts to the purchase of these substituted shares if the shares of a Fund are no longer available or further investment in such shares is determined to be inappropriate by MetLife Investors USA's management in view of the purposes of the Contracts. However, no substitution is allowed unless a majority of the persons entitled to vote (those who have invested in the Series) and the SEC approve the substitution.

[SIDE BAR: The Funds are more fully described in the Fund prospectuses and their Statements of Additional Information.

PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company, 22 Corporate Plaza Drive, Newport Beach, California 92660, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., is the principal underwriter for the Contracts. MetLife Investors Distribution Company is a Delaware corporation and a subsidiary of MLIG.

SERVICING AGENT

MetLife Group, Inc. and Metropolitan Life Insurance Company provide MetLife Investors USA with personnel and administrative services, including: officers, office space, recordkeeping, supplies, utilities, office equipment, travel expenses and periodic reports.

CUSTODIAN

MetLife Investors USA is the custodian of the assets of the Separate Account. The assets of each Series will be physically segregated by MetLife Investors USA and held separate from the assets of the other Series and of any other firm, person or corporation. The assets of the Separate Account are further protected by fidelity bonds which cover all of MetLife Investors USA's officers and employees.

                                CONTRACT CHARGES

MetLife Investors USA deducts the charges described below. MetLife Investors USA represents that the charges are reasonable for the service and benefits provided, costs and expenses incurred, and risks assumed under the Contracts.

        SERVICES AND BENEFITS METLIFE INVESTORS USA PROVIDES INCLUDE:

            - the ability for you to make withdrawals and surrenders under the Contracts;

            -     the death benefit paid at your death;

            - the available funding options and related programs (including dollar-cost averaging;

            - administration of the annuity options available under the Contracts; and

            -     the distribution of various reports.

        COSTS AND EXPENSES INCURRED BY METLIFE INVESTORS USA INCLUDE:

            - costs associated with various overhead and other expenses from providing the services and benefits under the Contracts;

            -     sales and marketing expenses; and

            -     other costs of doing business.

        RISKS ASSUMED BY METLIFE INVESTORS USA INCLUDE:

            - risks that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

            - that the amount of the death benefit will be greater than the Participant's Account; and

            - that the costs of providing the services and benefits under the contracts will exceed the charges deducted.

MetLife Investors USA may also deduct a charge for taxes, if applicable.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

These charges may not be changed under the Contract, and MetLife Investors USA may profit from these charges in the aggregate.

PREMIUM TAXES

Some states assess premium taxes on the Purchase Payments you make. Generally, premium taxes range from 0% to 4.0%, depending on the state.
The Contracts permit MetLife Investors USA to deduct any applicable premium taxes from the Participant's Account at or after the time they are incurred. MetLife Investors USA currently does not deduct for these taxes at the time you make a Purchase Payment. However, MetLife Investors USA reserves our right to deduct the total amount of premium taxes, if any, from the Participant's Account when you elect to begin receiving Annuity payments (Annuitization).

SURRENDER CHARGE

No sales charge is deducted from any Purchase Payment. However, a surrender charge (contingent deferred sales charge) may be imposed on a partial or full surrender of the Participant's Account. During the accumulation phase, you can withdraw part or all of the Participant's Account. For 403(b) Plans only, in the first surrender of each calendar year, you may surrender up to 10% of the value of your interest in the Separate Account without surrender charges, provided that the proceeds are paid solely to the Participant or the Beneficiary. If you withdraw money in excess of 10%, you might have to pay a surrender charge on the excess amount. Withdrawals from 403(b) Plans may be restricted by the Code.

The following schedule shows the surrender charges that apply during the sixty months following each Purchase Payment:

                        Number of Months Since Surrender
                          Purchase Payment Date Charge
                       ----------------------        ---------
                       60 months or less                7%

                       More than 60 months              0%

The surrender charge is calculated by subtracting from the Series or General Account from which you are withdrawing a Purchase Payment an amount determined as follows:

                      the surrender amount
                      --------------------
        1 - the percentage surrender charge expressed as a decimal

If you make a partial surrender, you will receive a check in the amount requested. The surrender charge, if any, will be deducted from the Series from which the partial surrender was taken. If the amount in a particular Series is completely surrendered, the charge will be taken from the remaining Series in which you have an interest.

[SIDE BAR: The surrender charge covers marketing expenses for the sale of
            Contracts, such as commissions to sales personnel and other promotion and acquisition expenses.]

MetLife Investors USA will not deduct any surrender charge once 9 years have elapsed since your Certificate Date.

            EXCEPTIONS TO SURRENDER CHARGE

In some cases, MetLife Investors USA will not charge you the surrender charge when you make a withdrawal. You do not pay the surrender charge:

            -     on transfers made within the Contract;

            - on withdrawals of Purchase Payments you made over 60 months ago;

            - If you die during the pay-in phase. Your Beneficiary(ies) will receive the full death benefit without deduction;

            - If you are a 403(b) Plan Participant and you withdraw no more than 10% of your interest in any calendar year (subject to Code restrictions);

            - If you are confined to a hospital for at least 30 consecutive days or a skilled nursing home for at least 90 consecutive days. The withdrawal must be in a lump sum and must be requested within 60 days after termination of confinement; and

            - When you are an officer, director or full time employee of MetLife Investors USA or its affiliates. In this case, the purchase of the Contract is for personal investment purposes only.

ADMINISTRATIVE FEES

An administrative fee of $21.50 plus $2.50 for each Series in which you have Accumulation Units is deducted from your Account on a yearly basis. The fee is prorated between Series in your Account based on their values on the date of the deduction.

Contract administration expenses include:

            -     the cost of policy issuance;
            -     rent;
            -     stationery and postage;
            -     telephone and travel expenses;
            -     salaries;
            -     legal, administrative, actuarial and accounting fees;
            -     periodic reports; and
            -     office equipment, and custodial expenses.

Effective March 8, 1993, the administrative fee will be waived for any Certificate Year during which you contribute Purchase Payments of $2,000 or more or your Participant's Account is $10,000 or more at the end of the Certificate Year.

TRANSACTION CHARGES

A $10 transaction charge will be deducted from your Account for each transfer from a Series (see "Transfers" page ____) and upon annuitizaton of all or a portion of your Account (see "Annuity Benefits" page _____). When you make a full or partial surrender, a transaction charge will be deducted from your Account in an amount equal to the lesser of:

      -     $10 or
      -     2% of the amount surrendered.

These charges are at cost. MetLife Investors USA does not anticipate profiting from them. As of March 8, 1993, transaction charges for transfers from one series of the Separate Account to another series of the Separate Account will be waived.

MORTALITY AND EXPENSE RISK CHARGE

MetLife Investors USA charges a fee for bearing certain mortality and expense risks under the policy. Examples of these risks include a guarantee of annuity rates, the death benefits, and assuming the risk that the expense charges and fees are less than actual administrative and operating expenses. As compensation for assuming these risks, MetLife Investors USA will make a daily deduction from the value of the Separate Account's assets equal to 1.25% per year.

If MetLife Investors USA has gains from the receipt of the mortality and expense risk charges over its cost of assuming these risks, it may use the gains as it sees fit. This may include the reduction of expenses incurred in distributing the Contracts.

MetLife Investors USA may voluntarily waive a portion of the mortality and administrative expense risk charges. Any waiver of these expenses may be terminated at any time.

DISTRIBUTION EXPENSE CHARGE

MetLife Investors USA also assumes the risk that surrender charges described above will be insufficient to cover the actual costs of distribution. These costs include:

--     commissions,
--     fees,
--     registration costs,
-- direct and indirect selling expenses (including advertising, sales materials, illustrations, marketing personnel, printing, and related overhead)

As compensation for assuming this risk, MetLife Investors USA will make a deduction of .000274% on a daily basis (.10% per year) from the value of the Separate Account assets funding the Contract (the staff of the Securities and Exchange Commission deems this charge a deferred sales charge). The distribution expense charge (sales load), together with any contingent deferred sales charge imposed as described on page ___ above, will never exceed 9% of purchase payments.

FEDERAL, STATE AND LOCAL TAXES

MetLife Investors USA may in the future deduct charges from the Participant's Account for any taxes it incurs because of the Contracts. However, no deductions are being made at the present time.

[SIDE BAR: Please note that deductions are made and expenses paid out of the underlying Funds' assets, as well. A description of these fees and expenses are described in each Fund's prospectus.

FREE LOOK PERIOD

You may cancel your interest in the Contract within a certain time period. This is known as a "free look." Your Free Look Period is the 20-day period (or longer in certain states) starting when you receive your Certificate. If you decide to cancel your interest in the Contract, MetLife Investors USA must receive your request to cancel in writing at its administrative office within the 20-day period. If the Certificate is mailed to MetLife Investors USA, it will be considered to be received on the postmark date. If the Certificate is sent by certified or registered mail, the date of certification or registration will be considered the date of its return to MetLife Investors USA.

The returned Certificate will be treated as if MetLife Investors USA never issued it, and MetLife Investors USA will refund your Purchase Payments or, if required by state law, the greater of the Purchase Payments or the Participant's Account. Purchase Payments that you make to the Separate Account will be allocated to the Money Market Portfolio for the number of days of the Free Look Period required by the state in which you live. At the end of the Free Look Period, the account value in the Money Market Portfolio will be reallocated to the Series of the Separate Account that you selected in your Contract application.

DEFERRED COMPENSATION PLANS

For qualified Section 457 deferred compensation Plans, MetLife Investors USA may agree to reduce or waive the administrative fees, transaction charges, and the distribution expense fee. Also, deductions for sales charges may be reduced or waived if a surrender is the result of your:

--     death,
--     disability,
--     retirement,
--     termination of employment,
--     financial hardship, or
--     transfer to another investment provider.

                          DESCRIPTION OF THE CONTRACTS

GENERAL

The Contracts (known as the Flexible Bonus Annuity, Form 226R1) are group contracts designed to provide annuity benefits to employees of the following:

--     Public School Systems;
--     Churches;
--     Certain tax-exempt organizations under Section 501(c)(3) of the Code;
-- Employees covered under various types of Section 457 deferred compensation Plans; and
-- Retirement plans held by trusts which qualify under Section 401 of the Code.

The Contracts are designed to fulfill long-term financial needs. They should not be considered as short-term or temporary investments.

A group Contract is issued to an employer or organization which is the Owner. This Contract covers all present and future Participants. After completing an enrollment form and arranging for Purchase Payments to begin, you and all other Participants will receive a Certificate that gives you a summary of the Contract provisions. This Certificate also serves as evidence of your participation in the Plan. PLEASE NOTE THAT NO CERTIFICATES ARE ISSUED TO PARTICIPANTS UNDER DEFERRED COMPENSATION OR QUALIFIED CORPORATE RETIREMENT PLANS.

The group Contracts may be restricted by the Plan as to your exercise of certain rights provided in the Contracts. You should refer to the Plan for information concerning these restrictions.

ASSIGNMENT

If permitted by the Plan, you may assign your interest in the Contract by providing MetLife Investors USA with written notice. Where a Contract is issued in connection with a deferred compensation plan, all rights and powers under the Contract are vested in the Owner, not you.

PURCHASE PAYMENTS

You may make Purchase Payments yearly, semi-yearly, quarterly, monthly, or in periods agreed to by MetLife Investors USA. You may change when you make Purchase Payments if permitted by the Plan. The minimum Purchase Payment is $20, with a yearly minimum of $240 (or such lesser amount as is required by federal tax law). Purchase Payments may be allocated to the Separate Account, the General Account, or between them according to your decision). You will periodically receive a confirmation of Purchase Payments which have been received.

TRANSFERS

        ACCUMULATION UNITS

You may transfer Accumulation Units among the Funds or to the General Account at any time. You may not make a transfer from the General Account to Accumulation Units of more than 20% of your interest in the General Account in any one year.

Your transfer instructions must be in writing or, if permitted by MetLife Investors USA, by telephone. If MetLife Investors USA permits Accumulation Units to be transferred by telephone, you will be required to complete an authorization on the contract application or on another form that MetLife Investors USA will provide. MetLife Investors USA will employ reasonable procedures to confirm that telephone instructions are genuine. This will include a requirement that you provide one or more forms of personal identification when requesting a transfer. MetLife Investors USA will not be liable for following instructions it reasonably believes to be genuine.

Your Accumulation Units will be transferred on the first valuation after receipt of written or telephone instructions. Accumulation Unit values are determined at the close of trade on the New York Stock Exchange, which is currently 4:00 p.m. Eastern time. If your transfer instructions are received up to that time your transfer will be effected at the value calculated on that date. If your instructions are received after the close of trading on a valuation day, your transfer instructions will be carried out at the value next calculated.

        ANNUITY UNITS

You may transfer Annuity Units among the Series at any time. You may not transfer Annuity Units to the General Account. However, any amounts that you have in the General Account that have not been applied to a fixed annuity income option may be transferred to Annuity Units in one or more Series for a variable payout. Transfers of Annuity Units may only be requested in writing and will be effective on the first valuation following receipt of the instructions.

        MINIMUM TRANSFER

A minimum of $500 must be transferred from any Series or from the General Account. The value of the Accumulation and Annuity Units transferred will be calculated as of the close of business on the day that the transfer occurs.

LOANS - 403(b) PLANS ONLY

If you are in a 403(b) Plan, you may obtain a loan under the Contract from the part your Account allocated to the General Account. Accumulation Units in the Separate Account are taken into account in determining the maximum amount of the loan. You would then be permitted to transfer Accumulation Units from the Separate Account to the General Account before the loan is made. Your Account serves as the only security for the loan. MetLife Investors USA may terminate a loan at its discretion in the event of a request for surrender.

The Code imposes limits on the amounts, duration, and repayment schedule for all 403(b) plan loans. If the Plan is subject to the requirements of Title 1 of the Employee Retirement Income Security Act of 1974, eligibility for, and the terms and conditions of the loan may be further limited by the terms of the Plan and will be determined by the plan administrator or other designated Plan official.

Loan proceeds may cause you to incur tax liability (see "Federal Tax Considerations" page ___).

MetLife Investors USA may modify or terminate the granting of loans at any time, provided that any modification or termination will not affect outstanding loans. Fees may be charged for loan set-up and administration. Currently, the loan set-up fee is $50. This amount is deducted from the proceeds. At this time, there is no fee for administration.

MODIFICATION OF THE CONTRACTS

MetLife Investors USA must make Annuity payments involving life contingencies at no less than the minimum guaranteed Annuity rates incorporated into the Contracts, even if actual mortality experience is different.

MetLife Investors USA is legally bound under the Contract to maintain these Annuity purchase rates. MetLife Investors USA must also abide by the Contract's provisions concerning:

      -     death benefits
      -     deductions from Purchase Payments
      -     deductions from Participant's Accounts for transaction charges
      - deductions from the Separate Account for actuarial risk and administrative expense risk fees
      -     guaranteed rates with respect to fixed benefits

MetLife Investors USA may change such provisions without your consent to the extent permitted by the Contract, but only:

            - with respect to any Purchase Payments received as a tax free transfer under the Code after the effective date of the change;

            - with respect to benefits and values provided by Purchase Payments made after the effective date of the change to the extent that such Purchase Payments in any Certificate Year exceed the first year's Purchase Payments; or

            - to the extent necessary to conform the Contract to any Federal or state law, regulation or ruling.

If you have any questions about any of the provisions of your Contract, you may write or call:

                     MetLife Investors USA Insurance Company
                        P.O. Box 46539
                        Denver, CO 80201-6539
                        Phone: (800) 283-4536

                               ACCUMULATION PERIOD

CREDITING ACCUMULATION UNITS IN THE SEPARATE ACCOUNT

MetLife Investors USA will credit Accumulation Units to a Series upon receipt of your Purchase Payment or transfer. MetLife Investors USA determines the number of Accumulation Units to be credited to a Series by dividing the net amount allocated to a Series out of your Purchase Payment by the value of an Accumulation Unit in the Series next computed following receipt of the Purchase Payment or transfer.

        SEPARATE ACCOUNT ACCUMULATION UNIT CURRENT VALUES

The current value of Accumulation Units of a particular Series depends upon the investment experience of the Fund in which the Series invests its assets. The value of Accumulation Units is determined each business day at the close of trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time ). The value is calculated by multiplying the value of an Accumulation Unit in the Series on the immediately preceding valuation date by the net investment factor for the period since that day. You bear the risk that the aggregate current value invested in the Series may at any time be less than, equal to or more than the amount that you originally allocated to the Series.

[Side Bar:  The NET INVESTMENT FACTOR is an index of the percentage change
            (adjusted for distributions by the Fund and the deduction of the administration fee, mortality and expense risk fee) in the net asset value of the Fund in which a Series is invested, since the preceding Valuation Date. The net investment factor may be greater or less than 1 depending upon the Fund's investment performance.

SURRENDER FROM THE SEPARATE ACCOUNT

You may surrender all or a portion of the cash value of your Participant's Account at any time prior to the Annuity Date. A surrender may result in adverse federal income tax consequences to you including current taxation on the distribution and a penalty tax on the early withdrawal. These consequences are discussed in more detail under "Federal Tax Considerations" on page ___. You should consult your tax adviser before making a withdrawal.

The cash value of your interest in the Separate Account prior to the Annuity Date is determined by multiplying the number of Accumulation Units for each Series credited to your Contract by the current value of an Accumulation Unit in the Series and subtracting any applicable surrender charges. MetLife Investors USA will determine the value of the number of Accumulation Units withdrawn at the next computed Accumulation Unit value.

If you request a partial surrender from more than one Series you must specify the allocation of the partial surrender among the Series. You may not make a partial surrender if a withdrawal would cause your interest in any Series or the General Account to have an after surrender value of less than $200.

However, if you are withdrawing the entire amount allocated to a Series these restrictions do not apply.

        PAYMENT OF SURRENDER AMOUNT

Payment of any amount surrendered from a Series will be made to you within seven days of the date that MetLife Investors USA receives your written request.

MetLife Investors USA may suspend surrenders when:

            - The SEC restricts trading on the New York Stock Exchange or the Exchange is closed for other than weekends or holidays.

            -     The SEC permits the suspension of withdrawals.

            - The SEC determines that an emergency exists that makes disposal of portfolio securities or valuation of assets of the Funds not reasonably practicable.

ACCOUNT STATEMENTS

You will receive a written account statement each calendar quarter in which a transaction occurs before the Annuity Date. Even if you do not engage in any transactions you will receive at least one written account statement per year. The statement shows:

            -     all transactions for the period being reported

            - the number of Accumulation Units that are credited to your Contract in each Series

            -     the current Accumulation Unit value for each Series

            - your Participant's Account as of the end of the reporting period

MetLife Investors USA is careful to ensure the accuracy of calculations and transfers to and within the Separate Account. However, errors may still occur. You should review your statements and confirmations of transactions carefully and promptly advise MetLife Investors USA of any discrepancy. Allocations and transfers reflected in a statement will be considered final at the end of 60 days from the date of the statement.

                                ANNUITY BENEFITS

VARIABLE ANNUITY PAYMENTS

Your interest in the Series is applied to provide you with a Variable Annuity. The dollar amount of the Variable Annuity payments that you receive will reflect the investment experience of the Series but will not be affected by adverse mortality experience which may exceed the mortality risk charge established under the Contract.

        ASSUMED INVESTMENT RETURN

Unless you elect otherwise, the Assumed Investment Return is 4.25% per year. If the laws and regulations of your State allow, you may elect an Assumed Investment Return of 3.50%, 5% or 6%. The Assumed Investment Return does not bear any relationship to the actual net investment experience of the Series.

Your choice of Assumed Investment Return affects the pattern of your Annuity payments. Your Annuity payments will vary from the Assumed Investment Return depending on whether the investment experience of the Series in which you have an interest is better or worse than the Assumed Investment Return. The higher your Assumed Investment Return, the higher your first Annuity payment will be. Your next payments will only increase in proportion to the amount the investment experience of your chosen Series exceeds the Assumed Investment Return and Separate Account charges. Likewise, your payments will decrease if the investment experience of your chosen Series is less than the Assumed Investment Return and Separate Account charges. A lower Assumed Investment Return will result in a lower initial Annuity payment, but subsequent Annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Series. Conversely, a higher Assumed Investment Return would result in a higher initial payment than a lower Assumed Investment Return, but later payments will rise more slowly or fall more rapidly.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

You choose the Annuity Date and the form of Annuity payment.

        ELECTION OF ANNUITY DATE

If you do not choose an Annuity Date at least thirty-one days before Annuitization, your Normal Annuity Date automatically will be the later of:

            -     the month in which you attain age 75, or

            - the date you are required to take a distribution under the terms of the Plan to which the Contract was issued.

You may select an optional Annuity Date that is earlier than the Normal Annuity Date described above. This Annuity Date may be the first day of any month before the Normal Annuity Date.

Please note that the Qualified Contracts may require a different Normal Annuity Date and may prohibit the selection of certain optional Annuity Dates.

        FORM OF ANNUITY

[SIDE BAR: There are two people who are involved in payments under your Annuity:

            -     you
            -     the Beneficiary

Currently, MetLife Investors USA provides you with five forms of Annuity payments. Each Annuity payment option, except Option 5, is available on both a Fixed and Variable Annuity basis. Option 5 is available on a Fixed basis only.

OPTION 1 - LIFE  ANNUITY

You receive Annuity payments monthly during your lifetime. These payments stop with the last payment due before your death. Because MetLife Investors USA does not guarantee a minimum number of payments under this arrangement, this option offers the maximum level of monthly payments, involving a life contingency.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN

You receive a guaranteed minimum number of monthly Annuity payments during your lifetime. In addition, MetLife Investors USA guarantees that your Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

OPTION 3 - INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of an individual. You receive a guaranteed minimum number of monthly payments which are equal to the amount of your Participant's Account allocated to this option divided by the first monthly payment. If you die before receiving the minimum number of payments, the remaining payments will be made to your Beneficiary.

OPTION 4 - JOINT AND LAST SURVIVOR LIFE ANNUITY

You receive Annuity payments monthly during the lifetime of you and another payee (the joint payee) and payments are made during the lifetime of the survivor of the two of you. MetLife Investors USA stops making payments with the last payment before the death of the last surviving payee. MetLife Investors USA does not guarantee a minimum number of payments under this arrangement. For example, you or the other payee might receive only one Annuity payment if both of you die before the second Annuity payment. The election of this option is ineffective if either of you dies before Annuitization. In that case, the survivor becomes the sole payee, and MetLife Investors USA does not pay death proceeds because of the death of the other payee.

OPTION 5 - PAYMENTS FOR A DESIGNATED PERIOD (FIXED ANNUITY ONLY)

MetLife Investors USA makes Annuity payments monthly to you or to the Beneficiary at your death, for a selected number of years ranging from five to thirty. The amount of each payment will be based on an interest rate determined by MetLife Investors USA that will not be less than an assumed rate of return of 3.50% per year. You may not commute Fixed Annuity payments to a lump sum under this option.

If you do not choose a form of Annuity payment, Option 2, a life annuity with a guaranteed minimum of 120 monthly payments, will automatically be applied to your Contract. You may make changes in the optional form of Annuity payment at any time until 31 days before the Annuity date.

The first year's Annuity payment described in Options 1 - 4 are calculated on the basis of:

            -     the mortality table specified in the Contract
            -     the age and where permitted the sex of the Annuitant
            -     the type of Annuity payment option selected, and
            -     the assumed investment return selected.

The fixed Annuity payments described in Option 5 are calculated on the basis of:

            -     the number of years in the payment period, and
            -     the interest rate guaranteed with respect to the option.

Fixed Annuities are funded through the General Account of MetLife Investors USA.

FREQUENCY OF PAYMENT

Your payments under all options will be made on a monthly basis unless you and MetLife Investors USA have agreed to a different arrangement.

Payments from each Series must be at least $50 each. If a payment from a Series will be less than $50, MetLife Investors USA has the right to decrease the frequency of payments so that each payment from a Series will be at least $50.

LEVEL PAYMENTS VARYING ANNUALLY

Your variable Annuity payments are determined yearly rather than monthly. As a result, you will receive a uniform monthly Annuity payment for each Annuity year. The level of payments for each year is based on the investment performance of the Series up to the Valuation Date as of which the payments are determined for the year. As a result, the amounts of the Annuity payments will vary with the investment performance of the Series from year to year rather than from month to month. Your monthly variable Annuity payments for the first year will be calculated on the last Valuation Date of the second calendar week before the

Annuity date. The amount of your monthly variable Annuity payments will be calculated using a formula described in the Contract. On each anniversary of the Annuity date, MetLife Investors USA will determine the total monthly payments for the year then beginning. These payments will be determined by multiplying the number of Annuity units in each Series from which payments are to be made by the annuity unit value of that Series for the valuation period in which the first payment for that period is due.

After calculating the amount due to you, MetLife Investors USA transfers the amount of the year's Variable Annuity payments to a General Account at the beginning of the year. Although the amount in the Separate Account is credited to you and transferred to the General Account, you do not have any property rights in this amount. You do have a contractual right to receive your Annuity payments.

The monthly Annuity payments for the year are made from the General Account with interest using the standard assumed investment return of 4.25% or the Assumed Investment Return that you selected. As a result, MetLife Investors USA will experience profits or losses on the amounts placed in the General Account in providing level monthly payments to you during the year that meet the Assumed Investment Return that you selected. For example, if the net investment income and gains in the General Account are lower than the Assumed Investment Return selected, MetLife Investors USA will experience a loss.

You will not benefit from any increases or be disadvantaged from any decreases in any Annuity Unit Values during the year because the Annuity payments for that year are set at the beginning of the year. These increases and decreases will be reflected in the calculation of Annuity payments for the following year.

ANNUITY UNIT VALUES

This is how MetLife Investors USA calculates the Annuity Unit Value for each
Series:

            - First, MetLife Investors USA determines the change in investment experience (including any investment-related charge) for the underlying Fund from the previous trading day to the current trading day.

            - Next, it subtracts the daily equivalent of your insurance-related charge (general administrative expense and mortality and expense risk charges) for each day since the last day the Annuity Unit Value was calculated.

            - Then, it divides the result by the quantity of one plus the weekly equivalent of your Assumed Investment Return.

            - Finally, the previous Annuity Unit Value is multiplied by this result.

                                 DEATH BENEFITS

DEATH BEFORE THE ANNUITY DATE

If you die before the Annuity Date, your Beneficiary(ies) will receive a death benefit that is equal to the Participant's Account.

If you are younger than age 65 at the time of your death, your Beneficiary(ies) will be entitled to receive a lump sum settlement equal to the greater of:

            - your Purchase Payments less partial withdrawals or amounts already applied to Annuity payments; or

            -     your Participant's Account.

Your Beneficiary(ies) receive the death benefit as either:

            1) A lump sum that must be made within five (5) years of your death. Or

            2) Annuity income under Annuity Income Options One, Two or Five described in Article 7 of the Contract.

If your Beneficiary(ies) chooses one of the Annuity income options:

                  - Payments must begin within one year of your death (However, your spouse may delay commencement of payments to the date that you would have reached 70 1/2.)

                  - The guaranteed period under Option Two or the designated period under Option Five may not be longer than the Beneficiary's life expectancy under applicable tables specified by the Internal Revenue Service.

                  - The Participant's Account on the date of the first Annuity payment will be used to determine the amount of the death benefit.

If your spouse is your sole Beneficiary, he or she may choose to succeed to your rights as Participant rather than to take the death benefit.

If you have more than one Beneficiary living at the time of your death, each will share the proceeds of the death benefit equally unless you elect otherwise.

If you outlive all of your Beneficiaries, the death benefit will be paid to your estate in a lump sum. No Beneficiary shall have the right to assign or transfer any future payments under the Options, except as provided in the election or by law.

You will also be considered to have outlived your Beneficiary(ies) in the following situations:

            -     Your Beneficiary(ies) and you die at the same time.

            - Your Beneficiary(ies) dies within 15 days of your death and proof of your death is received by MetLife Investors USA before the date due.

Proof of death includes a certified death certificate, or attending physician's statement, a decree of a court of competent jurisdiction as to the finding of death, or other documents that MetLife Investors USA agrees to accept as proof of death.

DEATH AFTER THE ANNUITY DATE

If the Annuitant dies on or after the Annuity Date, the amounts payable to the Beneficiary(ies) or other properly designated payees will consist of any continuing payments under the Annuity Payment option in effect. In this case, the Beneficiary will:

            -     have all the remaining rights and powers under a Contract, and

            -     be subject to all the terms and conditions of the Contract.

If none of your Beneficiaries survive the Annuitant, the value of any remaining payments certain on the death of Annuitant, calculated on the basis of the assumed investment return that you previously chose, will be paid in a lump sum to the Annuitant's estate unless other provisions have been made and approved by MetLife Investors USA. This value is calculated on the next day of payment following receipt of due proof of death.

Unless otherwise restricted, a Beneficiary receiving variable payments under Option Two or Three may elect at any time to receive the present value of the remaining number of Annuity payments certain in a lump sum payment after the death of an Annuitant. The present value of the remaining Annuity payments will be calculated on the basis of the assumed investment return previously selected. This lump sum payment election is not available to a Beneficiary receiving Fixed Annuity payments.

                           FEDERAL TAX CONSIDERATIONS

Federal Tax Considerations

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. Additional tax information is included in the SAI. (Neither this Prospectus nor the SAI addresses state, local or foreign tax matters.)

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (the "Code") governs how this money is ultimately taxed. There are different rules for Qualified and Non-qualified Contracts and depending on how the money is distributed, as briefly described below.

You generally will not be taxed on increases in the value of your Contract until a distribution occurs - either as a withdrawal or as an Annuity payment. This concept is known as tax deferral. In addition, MetLife Investors USA will not be taxed on the investment income and capital gains of the Separate Account.

[SIDE BAR: A QUALIFIED CONTRACT is a Contract that is purchased for certain types of tax-advantaged retirement plans (previously defined as "qualified plans").

      For purposes of this Prospectus, qualified plans include:

         - SECTION 401 PLANS and 403(a)(pension and profit-sharing plans, including plans for the self-employed)

         - SECTION 403(b) PLANS (tax-deferred annuities)

         - SECTION 457(b) PLANS (eligible deferred compensation plans of State and local governmental employees or other tax exempt employees)( "eligible
Section 457 plan")

         - TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES ("IRAs")

         - ROTH IRAs

A NON-QUALIFIED CONTRACT is a Contract that is purchased on an individual basis with after-tax dollars and not under one of the programs listed above in the description of a Qualified Contract.]

[SIDE BAR: Please note that the terms of your particular plan, IRA or Roth
           IRA may limit your rights otherwise available under the Contract.]

QUALIFIED CONTRACTS

[SIDE BAR: THE DOLLARS IN A QUALIFIED PLAN ARE TAX DEFERRED. CONTRACTS PURCHASED FOR USE WITH A QUALIFIED PLAN PROVIDE NO ADDITIONAL TAX DEFERRAL, AND THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR PURCHASING THE CONTRACT.]

The full amount of all distributions received from a Section 401,Section 403(a), 403(b), eligible Section 457 plan or IRA (except for a return of non-deductible employee or IRA contributions) are generally included in your gross income and are taxed at ordinary income rates unless the distribution is transferred in an eligible rollover. In certain cases, distributions received from a Roth IRA are also included in gross income.

Generally, distributions are included in your income in the year in which they are paid. However, in the case of an eligible Section 457 plan of a tax exempt employer (other than a state or local government), a distribution is includible in the year it is paid or when it is made available, depending upon whether certain Code requirements are met. In very limited situations, a lump sum distribution from a Section 401 plan may qualify for special tax treatment, including special forward income averaging, special long term capital gain treatment or deferral with respect to net unrealized appreciation.

If your tax deferred annuity contract permits loans, the amount of such loans, the repayment terms and the treatment of defaults are subject to limitations and rules under section 72(p) of the Code and the regulations thereunder. The terms of your loan will be governed by you loan agreement and the requirments of the tax law (and ERISA, where applicable). Failure to satisfy these requirements will result in adverse tax consequences. Consult your tax advisor prior to applying for a loan.

     MANDATORY MINIMUM DISTRIBUTIONS

If you are a participant in a Section 401, Section 403(a), 403(b), eligible
Section 457 plan or an IRA, you generally must begin receiving withdrawals from your Contract Value or Annuity payments for life or a period not exceeding the life expectancy of you or you and a beneficiary by April 1 of the calendar year following the year you turn 70-1/2 (or, except in the case of IRAs or where you are a 5% or more owner in your employer, the year you retire, if later).

In addition, distributions under Section 401, 403(b) and eligible Section 457 plans and IRAs must satisfy the minimum incidental death benefit requirements of the Code, which impose additional minimum distribution requirements during life. However, if the distributions described in the preceding paragraph are made to you over your life expectancy or the joint life expectancy of you and your spouse, the minimum incidental death benefit requirements are treated as satisfied.

If you are the owner of a Roth IRA, distributions are not required during your lifetime.

     EARLY SURRENDER PENALTY

If you receive a taxable distribution from a Section 401 plan, Section 403(a),
Section 403(b) plan or IRA under your Contract before you reach age 59-1/2, this amount may be subject to a 10% penalty tax in addition to ordinary income tax. Additionally, distributions from an eligible Section 457(b) plan of a state or local government are subject to the 10% penalty to the extent attributable to rollover contributions from Section 401, 403(a), 403(b), or an IRA plan.

[As indicated in the chart below, some distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include any amounts received.

                                  Type of Plan
     --------------------------------------------------------------------------
                                                  401            403(b)     IRA
     --------------------------------------------------------------------------
     After you die                                  x              x         x
     (paid to your Beneficiary(ies)
     --------------------------------------------------------------------------
     After you become totally disabled (as          x              x         x
     defined in the Code)
     --------------------------------------------------------------------------
     If you separate from service after you         x              x
     reach age 55
     --------------------------------------------------------------------------

     In a series of substantially equal             x(1)          x(1)       x
     payments made annually (or more frequently
     over your life or life expectancy or over
     the joint lives (or joint and last survivor
     life expectancy) of you and your
     designated beneficiary (SEPP exception).
     --------------------------------------------------------------------------

     --------------------------------------------------------------------------
     Pursuant to a domestic relations order         x              x
     --------------------------------------------------------------------------
(1)      After separation from service.

(Other exceptions to the penalty may be available, and if you are not yet age 59 1/2, you should consult your tax advisor to determine whether you have met all of the requirements for any particular exception.)

The penalty also will be imposed (retroactively with interest) if you elect to receive payments under the SEPP exception prior to age 59 1/2 and then change the method of distribution (except on account of death or disability) before you reach the age of 59 1/2. You will be assessed the penalty even after age 59 1/2 if payments have not continued for at least five years.

Distributions before age 59 1/2 generally are not permitted under eligible
Section 457 plans. You may not receive distributions until you reach the age 70 1/2 unless you separate from service or are faced with an unforeseeable emergency.

Distributions from eligible Section 457 plans of tax exempt employers are not subject to the penalty tax for early withdrawals.

     ROLLOVERS OF PLAN CONVERSIONS

You may rollover distributions (other than certain distributions, such as required distributions) from one qualified plan or arrangement(except for eligible Section 457(b) plans of tax exempt employers or IRAs other than traditional IRAs) to another eligible retirement plan (as defined under the
Code) without incurring any Federal income tax under some circumstances. These circumstances are as follows:

          Distribution from:                          May be Rolled into:
          ------------------                          -------------------
---------------------------------------------------- --------------------------------------------------
Section 401 plan, Section 403(a) plan, Section       Section 401 plan, Section 403(a) plan,
403(b) plan , eligible section 457(b) plan of a      Section 403(b) plan , eligible section 457(b)
governmental employer                                plan of a governmental employer or Traditional
                                                     IRA
---------------------------------------------------- --------------------------------------------------

     DEDUCTIONS FOR PLAN CONTRIBUTIONS

You may deduct your contributions to Section 401 plans and Section 403(b) plans in the year when made up to the limits specified in the Code. These plans may also permit non-deductible employee contributions. Any non-deductible employee contribution that you make will be received tax free as a portion of each Annuity payment.

WITHHOLDING

     MANDATORY 20% WITHHOLDING FOR "ELIGIBLE ROLLOVER DISTRIBUTIONS"

If you are participating in a Section 401 plan, Section 403(a) plan, or a
Section 403(b) plan, or eligible Section 457(b) plan of a governmental employer, MetLife Investors USA is required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income tax purposes.

Generally, an "eligible rollover distribution" is any taxable amount that you receive from a Qualified Contract, except for distributions that are:

     o paid over your life or the joint life expectancy of you and your Beneficiary(ies);

     o    paid over a period of 10 years or more;

     o    necessary to satisfy the minimum distribution requirements; or

     o    Hardship Distributions

Non-taxable amounts may also be rolled over to a traditional IRA or to a defined contribution plan under Section 401(a) to the extent permitted under the code.

The requirements discussed below under "Other tax withholding" will apply to any distribution that is not an eligible rollover distribution.

You may not elect out of the 20% withholding requirement. However, MetLife Investors USA is not required to withhold the money if an eligible rollover distribution is directly transferred or directly rolled over into an IRA or other eligible retirement plan, or is directly transferred in a trustee-to-trustee transfer to either arrangement.

       OTHER TAX WITHHOLDING

Different withholding rules apply to taxable withdrawals such as Annuity payments and partial withdrawals that are not eligible rollover distributions.

The withholding rules are determined at the time of payment. You may elect out of these withholding requirements at any time. You also may revoke a non-withholding election made with respect to Annuity payments at any time and tax withholding will begin again at that time. MetLife Investors USA will notify you at least annually of your right to revoke or reinstate tax withholding.

       TAXPAYER IDENTIFICATION NUMBER ("TIN")

You are required by law to provide MetLife Investors USA (as payor) with your correct TIN. If you are an individual, the TIN is your social security number.

       FOREIGN TAX CREDITS.

To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Funds to foreign jurisdictions

                                  VOTING RIGHTS

As the owner of the Separate Account, MetLife Investors USA is the legal owner of the shares of the funding options. Based upon MetLife Investors USA's current view of applicable law, you have voting interests under the Contract concerning Fund shares and are entitled to vote on Fund proposals at all regular and special shareholders meetings. Therefore, you are entitled to give us instructions for the number of shares which are deemed attributable to your Participant's Accounts.

MetLife Investors USA will vote all shares of the underlying Funds as directed by you and others who have voting interests in the Funds. MetLife Investors USA will send you, at a last known address, all periodic reports, proxy materials and written requests for instructions on how to vote those shares. When MetLife Investors USA receives these instructions, it will vote all of the shares in proportion to the instructions. If MetLife Investors USA does not receive your voting instructions, it will vote your interest in the same proportion as represented by the votes it receives from the other Owners and Participants. If MetLife Investors USA determines that it is permitted to vote the shares in its own right due to changes in the law or in the interpretation of the law it may do so.

MetLife Investors USA is under no duty to inquire into voting instructions or into the authority of the person issuing such instructions. All instructions will be valid unless MetLife Investors USA has actual knowledge that they are not.

When Annuity payments begin, the Annuitant will have all voting rights in regard to Fund shares.

There are certain circumstances under which MetLife Investors USA may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report.

The number of votes that each person having the right to vote receives is determined on a record date that is set no more than 90 days before the meeting. Voting instructions will be requested at least 10 days before the meeting. Only Owners or Annuitants on the record date may vote.

The number of shares to which you are entitled to vote is calculated by dividing the portion of your Participant's Account allocated to that Fund on the record date by the net asset value of a Fund share on the same date.

                                LEGAL PROCEEDINGS

There are no present or pending material legal proceedings affecting the Separate Account. MetLife Investors USA, in the ordinary course of its business, is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets.

                             ADDITIONAL INFORMATION

You may contact MetLife Investors USA at the address and phone number on the cover of this Prospectus for further information. A copy of the Statement of Additional Information, dated May 1, 2003, which provides more detailed information about the contracts, may also be obtained. The table of contents for the Statement of Additional Information is provided below.

A Registration Statement has been filed with the SEC under the Securities Act of 1933 for the Contracts offered by this Prospectus. This Prospectus does not contain all of the information in the Registration Statement. Please refer to this Registration Statement for further information about the Separate Account, MetLife Investors USA and the Contracts. Any statements in this Prospectus about the contents of the Contracts and other legal instruments are only summaries. Please see the filed versions of these documents for a complete statement of any terms.

TABLE OF CONTENTS


The Insurance Company

Surrender Charges

Net Investment Factor

Annuity Payments

Underwriters, Distribution of the Contract

Calculation of Performance Data

Voting Rights

Safekeeping of Securities

Servicing Agent

Experts

Legal Matters

Regulation of MetLife Investors USA

Financial Statements

                                   APPENDIX A

                         CONDENSED FINANCIAL INFORMATION

The following table sets forth condensed financial information on Accumulation Units with respect to Contracts issued under this prospectus through the Separate Account.

                                                   Twelve Months   Five Months   Twelve Months   Twelve Months   Twelve Months
                                                       Ended          Ended          Ended           Ended           Ended
                                                      7/31/93       12/31/93       12/31/94        12/31/95        12/31/96
                                                   -------------   -----------   -------------   -------------   -------------
Series B (J.P. Morgan Quality Bond Portfolio)
  Beg. AUV $ (11/27/91)...........                       5.34           7.66            7.78            7.42            8.55
  End. AUV $......................                       7.66           7.78            7.42            8.55            8.68
  End. No. Non-Qualified AUs......                                        36              19              33              46
  End. No. Qualified AUs..........                     16,762         25,717          42,525          64,141         139,070
  End. No. AUs....................                     16,762         25,753          42,544          64,174         139,116
Series G (Lord Abbett Growth and
  Income Series)
  Beg. AUV $ (10/22/91)...........                       5.63           8.27            8.70            8.85           11.46
  End. AUV $......................                       8.27           8.70            8.85           11.46           13.77
  End. No. Non-Qualified AUs......                                         3              17             108             722
  End. No. Qualified AUs..........                    133,858        183,603         328,780         567,174       1,273,509
  End. No. AUs.....................                   133,858        183,606         328,797         567,282       1,274,231
Series FA (Asset Manager
  Portfolio)
  Beg. AUV $ (5/13/93)............                       5.00           5.15            5.62            5.21            6.02
  End. AUV $......................                       5.15           5.62            5.21            6.02            6.81
  End. No. Non-Qualified AUs......                                                    22,279          36,999          41,728
  End. No. Qualified AUs..........                     38,782        258,061       2,494,047       4,145,919       5,422,386
  End. No. AUs.....................                    38,782        258,061       2,516,326       4,182,918       5,464,114
Series FG (Growth Portfolio)
  Beg. AUV $ (5/24/93)............                       5.00           5.06            5.40            5.33            7.13
  End. AUV $......................                       5.06           5.40            5.33            7.13            8.08
  End. No. Non-Qualified AUs......                                                     7,202           8,786          11,442
  End. No. Qualified AUs..........                      5,573        110,644       1,195,256       2,750,127       4,992,011
  End. No. AUs.....................                     5,573        110.644       1,202,458       2,758,913       5,003,453
Series FI (Index 500 Portfolio)
  Beg. AUV $ (6/30/93)............                       5.00           4.97            5.20            5.19            7.04
  End. AUV $......................                       4.97           5.20            5.19            7.04            8.54
  End. No. Non-Qualified AUs......                         --             --              --             169           1,755
  End. No. Qualified AUs..........                       5.93         13,988          82,152         416,388       1,542,041
  End. No. AUs.....................                                   13,988          82,152         416,557       1,543,796
Series FM (Money Market Portfolio)
  Beg. AUV $ (11/12/93)...........                                      5.00            5.01            5.16            5.40
  End. AUV $......................                                      5.01            5.16            5.40            5.62
  End. No. Non-Qualified AUs......                                                     9,114           6,823           6,854
  End. No. Qualified AUs..........                                     2,080          58,578         233,160         404,761
  End. No. AUs....................                                     2,080          67,692         239,983         411,615
  Yield...........................                                      1.95%           4.45%           3.95%          3.98%




Series FO (Overseas Portfolio)
  Beg. AUV $ (11/17/94)...........                                                      5.33            5.67            6.14
  End. AUV $......................                                                      5.67            6.14            6.86
  End. No. Qualified AUs..........                                                       114           1,721          15,303
  End. No. AUs.....................                                                      114           1,721          15,303
Series FC (Contrafund Portfolio)
  Beg. AUV $ (5/16/95)............                                                                      5.00            6.29
  End. AUV $......................                                                                      6.29            7.54
  End. No. Non-Qualified AUs......                                                                       149           2,230
  End. No. Qualified AUs..........                                                                   691,504       3,024,385
  End. No. AUs.....................                                                                  691,653       3,026,615
Series SI (International
  Portfolio)
  Beg. AUV $ (5/22/95)............                                                                      5.00            5.84
  End. AUV $......................                                                                      5.84            6.62
  End. No. Non-Qualified AUs......                                                                    65,505             105
  End. No. Qualified AUs..........                                                                   691,505         284,172
  End. No. AUs.....................                                                                  757,010         284,277
Series AS (Small Capitalization
  Portfolio)
  Beg. AUV $ (5/22/95)............                                                                      5.00            6.54
  End. AUV $......................                                                                      6.54            6.73
  End. No. Non-Qualified AUs......                                                                       858           1,677
  End. No. Qualified AUs..........                                                                   457,442       1,971,488
  End. No. AUs....................                                                                   458,300       1,973,165
-----------------------------------------------------------------------------------------------------------------------------
AUV -- Accumulation Unit Value
AUs -- Accumulation Units

                                     Twelve Months   Twelve Months   Twelve Months   Twelve Months   Twelve Months   Twelve Months
                                        Ended           Ended           Ended           Ended           Ended           Ended
                                       12/31/97        12/31/98        12/31/99        12/31/00        12/31/01        12/31/02
                                       --------        --------        --------        --------        --------        --------
Series B (J.P. Morgan Quality Bond Portfolio)
  Beg. AUV $ (11/27/91)...........         8.68            9.35            9.92            9.54           10.28           10.88
  End. AUV $......................         9.35            9.92            9.54           10.28           10.88           11.70
  End. No. Non-Qualified AUs......          221             665             872             118              --              --
  End. No. Qualified AUs..........      215,526         515,783         656,889         671,624              --              --
  End. No. AUs.....................     215,747         516,448         657,761         671,742         994,785       1,542,200
Series G (Lord Abbett Growth and
  Income Series)
  Beg. AUV $ (10/22/91)...........        13.77           17.29           18.79           20.18           21.91           21.61
  End. AUV $......................        17.29           18.79           20.18           21.91           21.61           17.50
  End. No. Non-Qualified AUs......        4,179           6,238           5,427           4,248              --              --
  End. No. Qualified AUs..........    2,889,238       4,617,697       5,803,134       6,356,823              --              --
  End. No. AUs.....................   2,893,417       4,623,935       5,808,561       6,361,071       7,113,661       7,530,918
Series FA (Asset Manager
  Portfolio)
  Beg. AUV $ (5/13/93)............         6.81            8.12            9.21           10.10            9.58            9.06
  End. AUV $......................         8.12            9.21           10.10            9.58            9.06            8.16
  End. No. Non-Qualified AUs......       40,858          41,157          41,516          33,439              --              --
  End. No. Qualified AUs..........    6,797,643       8,464,446       9,801,359      10,437,598              --              --
  End. No. AUs....................    6,838,501       8,505,603       9,842,875      10,471,037      11,212,634      11,340,299
Series FG (Growth Portfolio)
  Beg. AUV $ (5/24/93)............         8.08            9.85           13.55           18.39           16.15           13.12
  End. AUV $......................         9.85           13.55           18.39           16.15           13.12            9.04
  End. No. Non-Qualified AUs......       14,867          16,247          19,177          21,037              --              --
  End. No. Qualified AUs..........    6,599,798       8,124,129      10,193,085      12,268,950              --              --
  End. No. AUs....................    6,614,665       8,140,376      10,212,262      12,289,987      13,869,929      14,654,896
  Series FI (Index 500 Portfolio)
  Beg. AUV $ (6/30/93)............         8.54           11.19           14.17           16.85           15.07           13.07
  End. AUV $......................        11.19           14.17           16.85           15.07           13.07           10.03
  End. No. Non-Qualified AUs......        6,366           9,171           9,416           9,285              --              --
  End. No. Qualified AUs..........    3,570,728       6,140,923       8,745,251      10,745,460              --              --
  End. No. AUs....................    3,577,094       6,150,094       8,754,667      10,754,745      12,576,542      13,723,297
Series FM (Money Market Portfolio)
  Beg. AUV $ (11/12/93)...........         5.62            5.85            6.08            6.31            6.62            6.81
  End. AUV $......................         5.85            6.08            6.31            6.62            6.81            6.83
  End. No. Non-Qualified AUs......        1,526           1,588           1,497           1,503              --              --
  End. No. Qualified AUs..........      650,674       1,148,691       2,220,360       2,124,389              --              --
  End. No. AUs....................      652,200       1,150,279       2,221,857       2,125,892       2,605,363       2,564,150
  Yield...........................         4.79%           3.72%           4.96%           5.07%
Series FO (Overseas Portfolio)
  Beg. AUV $ (11/17/94)...........         6.86            7.56            8.41           11.83            9.45            7.35
  End. AUV $......................         7.56            8.41           11.83            9.45            7.35            5.78
  End. No. Qualified AUs..........       35,006          48,352          61,753          76,224              --              --
  End. No. AUs....................       35,006          48,352          61,753          76,224          87,408         100,377
Series FC (Contrafund Portfolio)
  Beg. AUV $ (5/16/95)............         7.54            9.24           11.85           14.53           13.39           11.59
  End. AUV $......................         9.24           11.85           14.53           13.39           11.59           10.36
  End. No. Non-Qualified AUs......        9,077          13,258          12,286           11,21              --              --
  End. No. Qualified AUs..........    5,886,257       8,518,838      11,052,766      12,973,409              --              --
  End. No. AUs.....................   5,895,334       8,532,096      11,065,052      12,973,409      15,567,610      16,462,689
Series SI (International
  Portfolio)
  Beg. AUV $ (5/22/95)............         6.62            7.13            8.33           12.71            9.80            6.68
  End. AUV $......................         7.13            8.33           12.71            9.81            6.68            5.39
  End. No. Non-Qualified AUs......        1,028           2,698           3,140           3,694              --              --
  End. No. Qualified AUs..........      651,994         912,185       1,273,014       1,853,485              --              --
  End. No. AUs....................      653,022         914,883       1,276,154       1,857,179       2,466,404       2,896,996
Series AS (Small Capitalization
  Portfolio)
  Beg. AUV $ (5/22/95)............         6.73            7.40            8.44           11.95            8.58            5.96
  End. AUV $......................         7.40            8.44           11.95            8.58            5.96            4.34
  End. No. Non-Qualified AUs......        5,321           7,126           7,144           9,452              --              --
  End. No. Qualified AUs..........    3,348,121       4,358,763       4,965,583       6,101,988              --              --
  End. No. AUs....................    3,353,442       4,365,889       4,972,727       6,111,440       7,337,073       8,087,639
------------------------------------------------------------------------------------------------------------------------------------
AUV -- Accumulation Unit Value
AUs -- Accumulation Units

                                   APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

ALGER AMERICAN FUND (Class O)

Small Capitalization Portfolio
Investment Objective: Seeks long term growth of capital.

AMERICAN FUNDS INSURANCE SERIES(R) (Class 2)

Growth Fund
Investment Objective: Seeks capital appreciation through stocks.

Growth-Income Fund
Investment Objective: Seeks both capital appreciation and income.

Global Small Capitalization Fund
Investment Objective: Seeks capital appreciation through stocks.

FIDELITY VARIABLE INSURANCE PRODUCTS (Initial Class)

VIP Asset Manager Portfolio
Investment Objective: Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

VIP Contrafund Portfolio
Investment Objective: Seeks long-term capital appreciation.

VIP Growth Portfolio
Investment Objective: Seeks capital appreciation.

VIP Money Market Portfolio
Investment Objective: Seeks a high level of current income as is consistent with preservation of capital and liquidity.

VIP Overseas Portfolio
Investment Objective: Seeks long-term growth of capital.

MET INVESTORS SERIES TRUST (Class A)

Met/AIM Small Cap Growth Portfolio
Investment Objective: Seeks long-term growth of capital.

J.P. Morgan Quality Bond Portfolio
Investment Objective: Seeks to provide high total return consistent with moderate risk of capital and maintenance of liquidity.

Lord Abbett Bond Debenture Portfolio
Investment Objective: Seeks high current income and the opportunity for capital appreciation to produce a high total return.

Lord Abbett Growth and Income Portfolio
Investment Objective: Seeks long-term growth of capital and income without excessive fluctuations in market value.

PIMCO Innovation Portfolio
Investment Objective: Seeks capital appreciation; no consideration is given to income.

PIMCO Total Return Portfolio
Investment Objective: Seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Third Avenue Small Cap Value Portfolio
Investment Objective: Seeks long-term capital appreciation.

METROPOLITAN SERIES FUND, INC. (Class A)

Alger Equity Growth Portfolio
Investment Objective: Seeks long-term capital appreciation.

Davis Venture Value Portfolio
Investment Objective: Seeks growth of capital.

FI Mid Cap Opportunities Portfolio
Investment Objective: Seeks long-term growth of capital.

Harris Oakmark Focused Value Portfolio
Investment Objective: Seeks long-term capital appreciation.

Harris Oakmark Large Cap Value Portfolio
Investment Objective: Seeks long-term capital appreciation.

Lehman Brothers Aggregate Bond Index Portfolio
Investment Objective: Seeks to equal the performance of the Lehman Brothers Aggregate Bond Index.

MetLife Mid Cap Stock Index Portfolio
Investment Objective: Seeks to equal the performance of the Standard & Poor's Mid Cap 400 Composite Stock Price Index ("S&P MidCap 400 Index").

MetLife Stock Index Portfolio
Investment Objective: Seeks to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

MFS(r) Total Return Portfolio
Investment Objective: Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

Morgan Stanley EAFE Index Portfolio
Investment Objective: Seeks to equal the performance of the MSCI EAFE Index.

Russell 2000 Index Portfolio
Investment Objective: Seeks to equal the return of the Russell 2000 Index.

State Street Research Aurora Portfolio
Investment Objective: Seeks high total return, consisting principally of capital appreciation.

State Street Research Bond Income Portfolio
Investment Objective: Seeks competitive total return primarily from investing in fixed-income securities.

State Street Research Large Cap Value Portfolio
Investment Objective: Seeks long-term growth of capital.

SCUDDER VARIABLE LIFE INVESTMENT FUND (Class A)

International Portfolio
Investment Objective: Seeks long-term growth of capital.

T. ROWE PRICE GROWTH STOCK FUND
Investment Objective: Seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.

Effective as of May 1, 2003, the VIP Index 500 Portfolio of Fidelity
Variable Insurance Products is no longer available for new allocations and/or transfers of purchase payments or Participant's Account. Contractholder approval is being sought to substitute the shares of the Metropolitan Series Fund, Stock Index Portfolio for shares of the VIP Index 500 Portfolio, and the period for voting on such approval has been extended beyond May 1, 2003, by MetLife Investors USA.